May 4, 2007

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Mutual of America Separate Account No. 2 (457 Contracts)
Registration Statement on Form N-4 (File no. 033-05609; 811-03996)
Certification pursuant to Rule 497(j) of the Securities Act of 1933

Commissioners:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 31 to the Registrant’s registration statement, filed on April 30, 2007, and that the text of Post-Effective Amendment No. 31 has been filed electronically.

Sincerely,

/s/ Thomas L. Martin
Thomas L. Martin
Senior Vice President and
Associate General Counsel